Note 3 - Loans and Allowance for Loan Losses (Details) - Allowance for Loan Losses Activity, by Portfolio Segment (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Note 3 - Loans and Allowance for Loan Losses (Details) - Allowance for Loan Losses Activity, by Portfolio Segment [Line Items]
Beginning balance	$ 6,155	$ 6,905	$ 7,344
Provision for Loan Losses	2,787	477	1,583
Loans charged off	(1,979)	(2,700)	(5,136)
Recoveries	1,371	1,473	3,114
Total ending allowance balance	8,334	6,155	6,905
Residential Portfolio Segment [Member]
Note 3 - Loans and Allowance for Loan Losses (Details) - Allowance for Loan Losses Activity, by Portfolio Segment [Line Items]
Beginning balance	1,169	1,329	1,860
Provision for Loan Losses	458	377	395
Loans charged off	(487)	(819)	(1,066)
Recoveries	286	282	140
Total ending allowance balance	1,426	1,169	1,329
Commercial Real Estate Portfolio Segment [Member]
Note 3 - Loans and Allowance for Loan Losses (Details) - Allowance for Loan Losses Activity, by Portfolio Segment [Line Items]
Beginning balance	2,914	3,946	3,493
Provision for Loan Losses	1,408	(1,375)	2,788
Loans charged off	(235)	(2)	(2,378)
Recoveries	108	345	43
Total ending allowance balance	4,195	2,914	3,946
Commercial and Industrial [Member]
Note 3 - Loans and Allowance for Loan Losses (Details) - Allowance for Loan Losses Activity, by Portfolio Segment [Line Items]
Beginning balance	1,279	783	636
Provision for Loan Losses	(28)	1,031	(1,802)
Loans charged off	(41)	(600)	(70)
Recoveries	392	65	2,019
Total ending allowance balance	1,602	1,279	783
Consumer Portfolio Segment [Member]
Note 3 - Loans and Allowance for Loan Losses (Details) - Allowance for Loan Losses Activity, by Portfolio Segment [Line Items]
Beginning balance	793	847	1,355
Provision for Loan Losses	949	444	202
Loans charged off	(1,216)	(1,279)	(1,622)
Recoveries	585	781	912
Total ending allowance balance	$ 1,111	$ 793	$ 847